Consolidated Income Statement (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net (income) attributable to noncontrolling interests	$ (84)	$ (81)	$ (78)
Investment Management
Net (income) attributable to noncontrolling interests	$ (84)	$ (80)	$ (76)